RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Increase of 0.1 percent [member] | Actuarial assumption of expected rates of inflation [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in the income statement charge	[1]	£ 14	£ 16
Increase (decrease) in the net defined benefit pension scheme liability	[1]	410	472
Increase of 0.1 percent [member] | Actuarial assumption of discount rates [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in the income statement charge	[2]	(27)	(28)
Increase (decrease) in the net defined benefit pension scheme liability	[2]	(670)	(773)
Decrease of 0.1 percent [member] | Actuarial assumption of expected rates of inflation [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in the income statement charge	[1]	(14)	(15)
Increase (decrease) in the net defined benefit pension scheme liability	[1]	(395)	(453)
Decrease of 0.1 percent [member] | Actuarial assumption of discount rates [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in the income statement charge	[2]	25	26
Increase (decrease) in the net defined benefit pension scheme liability	[2]	686	794
Increase of one year [member] | Actuarial assumption of expected life expectancy of members [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in the income statement charge		43	44
Increase (decrease) in the net defined benefit pension scheme liability		1,299	1,404
Decrease of one year [member] | Actuarial assumption of expected life expectancy of members [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in the income statement charge		(42)	(41)
Increase (decrease) in the net defined benefit pension scheme liability		£ (1,257)	£ (1,357)

[1]	At 31 December 2018, the assumed rate of RPI inflation is 3.20 per cent and CPI inflation 2.15 per cent (2017: RPI 3.20 per cent and CPI 2.15 per cent).
[2]	At 31 December 2018, the assumed discount rate is 2.90 per cent (2017: 2.59 per cent).